Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash equivalents	$ 310
Other investments	132	$ 126
Total Assets	542	186
Liabilities
Total Liabilities	(124)	(106)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	80	38
Liabilities
Derivative liability	(100)	(94)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	3	6
Liabilities
Derivative liability	(24)	(12)
Foreign exchange contracts and total return swaps
Assets
Derivative asset	17	16
Level 1
Assets
Cash equivalents	310
Other investments	132	126
Total Assets	459	142
Liabilities
Total Liabilities	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	17	16
Level 2
Assets
Cash equivalents	0
Other investments	0	0
Total Assets	83	44
Liabilities
Total Liabilities	(124)	(106)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	80	38
Liabilities
Derivative liability	(100)	(94)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	3	6
Liabilities
Derivative liability	(24)	(12)
Level 2 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	0	0
Level 3
Assets
Cash equivalents	0
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts and total return swaps
Assets
Derivative asset	$ 0	$ 0